Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 23, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table sets forth compensation information for our chief executive officer, referred to below as our CEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2024, 2023 and 2022.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return	Net Income
	(1)	(2)	(3)	(4)	(5)
2024	$1,460,000	$869,740	$720,500	$737,667	$10.24	$(24,555,000)
2023	$2,463,000	$1,447,590	$1,009,333	$725,337	$24.92	$(23,938,000)
2022	$1,782,375	$2,393,412	$782,745	$994,189	$40.98	$(15,431,000)

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Cotton, in the Summary Compensation Table for fiscal years 2024 and 2023.
(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Cotton during the applicable year excluding the value of equity awards issued, but including (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.

(3)

The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, namely Mr. Merrill and Mr. Taecker in the Summary Compensation Table for fiscal year 2024. Mr. Merrill and Mr. Taecker, and Mr. McMurtry (Former CBO) were included in 2023 and 2022.

(4)

The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2023, 2022 and 2021 excluding the value of equity awards issued, but  including (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.

(5)

Reflects the cumulative shareholder return, computed in accordance with SEC rules, as of the end of each fiscal year assuming (i) an investment of $100 in our common shares at a price per share equal to $24.60, the closing price of our common stock on December 31, 2021 and (ii) the valuation of those shares as of the last trading day in 2022, 2023 and 2024 based on the closing prices for our common stock as of the those dates of $25.00, $15.20 and $2.52, respectively.

PEO Total Compensation Amount	$ 1,460,000	$ 2,463,000	$ 2,463,000	$ 1,782,375
PEO Actually Paid Compensation Amount	$ 869,740	1,447,590	1,447,590	2,393,412
Adjustment To PEO Compensation, Footnote

CEO Equity Award Adjustment Breakout

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Change in Pension Value	Pension Service Cost and Associated Prior Service Cost	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid
					(1)	(2)	(3)	(4)	(5)	(6)
2024	$1,460,000	$(568,000)	$0	$0	$1,633,561	$(1,409,158)	$0	$(246,663)	$0	$0	$869,740
2023	$2,463,000	$(1,405,000)	$0	$0	$1,248,224	$(775,034)	$0	$(83,599)	$0	$0	$1,447,590
2022	$1,782,375	$(825,375)	$0	$0	$1,588,236	$31,563	$0	$(183,388)	$0	$0	$2,393,412

(1)	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(2)

Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

(3)	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
(4)

Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

(5)

Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

(6)

Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 720,500	1,009,333	1,009,333	782,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 737,667	725,337	725,337	994,189
Adjustment to Non-PEO NEO Compensation Footnote

Non-CEO NEO Equity Award Adjustment Breakout

Year	Summary Compensation Table Total	(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(Minus): Change in Pension Value	Plus: Pension Service Cost and Associated Prior Service Cost	Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid
					(1)	(2)	(3)	(4)	(5)	(6)
2024	$720,500	$(195,500)	$0	$0	$797,467	$(489,252)	$0	$(95,548)	$0	$0	$737,667
2023	$1,009,333	$(460,000)	$0	$0	$410,807	$(222,200)	$0	$(12,603)	$0	$0	$725,337
2022	$782,745	$(277,411)	$0	$0	$519,289	$5,846	$0	$(36,278)	$0	$0	$994,189

(1)	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(2)

Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

(3)	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
(4)

Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

(5)

Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

(6)

Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Total Shareholder Return Amount	$ 10.24		24.92	40.98
Net Income (Loss)	(24,555,000)		$ (23,938,000)	(15,431,000)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(568,000)	(1,405,000)		(825,375)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,633,561	1,248,224		1,588,236
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,409,158)	(775,034)		31,563
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,663)	(83,599)		(183,388)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,500)	(460,000)		(277,411)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	797,467	410,807		519,289
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(489,252)	(222,200)		5,846
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,548)	(12,603)		(36,278)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0		$ 0